MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
Mineral properties
	Titan	Chandgana Tal	Khavtgai Uul	Pulacayo Paca	Gibellini	Total
Balance, December 31, 2015	$-	$11,040,916	$3,139,891	$11,115,403	$-	$25,296,210
Additions:						-
Deferred exploration costs:						-
Licenses, power plant application	-	93,505	89,184	4,970	-	187,659
Geological and consulting	-	48,533	-	146,051	-	194,584
Personnel, camp and general	-	3,368	3,368	714,519	-	721,255
	-	145,406	92,552	865,540	-	1,103,498
Balance, December 31, 2016	$-	$11,186,322	$3,232,443	$11,980,943	$-	$26,399,708
Additions:
Acquisition cost	$96,200	$-	$-	$-	$58,790	$154,990
Deferred exploration costs:
Licenses, power plant application	-	27,190	242,766	-	74,876	344,832
Geological and consulting	-	39,362	-	102,592	272,620	414,574
Personnel, camp and general	-	2,492	2,492	726,015	84,070	815,069
	-	69,044	245,258	828,607	431,566	1,574,475
Impairment	(96,200)	(11,255,366)	(3,477,701)	-	-	(14,829,267)
Balance, December 31, 2017	$-	$-	$-	$12,809,550	$490,356	$13,299,906
Additions:
Acquisition cost	$-	$-	$-	$-	$425,605	$425,605
Deferred exploration costs:
Licenses, tax, and permits	-	1,271	261,168	-	387,149	649,588
Geological and consulting	-	-	-	51,112	1,509,587	1,560,699
Personnel, camp and general	-	20,590	3,741	847,538	831,023	1,702,892
	-	21,861	264,909	898,650	2,727,759	3,913,179
Impairment	-	(21,861)	(264,909)	(13,708,200)	-	(13,994,970)
Balance, December 31, 2018	$-	$-	$-	$-	$3,643,720	$3,643,720